Acquisitions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 HyperCube	Mar. 23, 2012 HyperCube USD ($)	Dec. 31, 2012 PivotPoint	Aug. 10, 2011 PivotPoint USD ($)	Dec. 31, 2012 Contact One	Jun. 07, 2011 Contact One USD ($)	Dec. 31, 2012 TFCC	Feb. 01, 2011 TFCC USD ($)	Dec. 31, 2012 WIPC	Jun. 03, 2011 WIPC USD ($)	Dec. 31, 2012 Unisfair	Mar. 01, 2011 Unisfair USD ($)	Dec. 31, 2012 POSTcti USD ($)	Feb. 01, 2011 POSTcti USD ($)	Dec. 31, 2012 POSTcti Maximum GBP (£)	Dec. 31, 2012 POSTcti Minimum GBP (£)
Business Acquisition [Line Items]
Date of completion of acquisition				Mar. 23, 2012		Aug. 10, 2011		Jun. 07, 2011		Feb. 01, 2011		Jun. 03, 2011		Mar. 01, 2011		Feb. 01, 2011
Purchase price of acquisition					$ 77.9		$ 22.9		$ 7.6		$ 40.5		$ 120.0		$ 20.1		$ 4.3
Period of contingent earn out provision																3 years
Contingent consideration																		12.0	0.4
Long-term liabilities																7.9
Revenues	96.2	76.5	31.7
Total acquisition costs expensed	$ 1.7	$ 4.1	$ 2.2